Defined Contribution and 401(k) Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended			3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Mar. 31, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2013 Retirement Savings Plan under Section 401 (k) [Member]	Jun. 30, 2012 Retirement Savings Plan under Section 401 (k) [Member]	Jun. 30, 2013 Retirement Savings Plan under Section 401 (k) [Member]	Jun. 30, 2012 Retirement Savings Plan under Section 401 (k) [Member]	Dec. 31, 2012 Retirement Savings Plan under Section 401 (k) [Member]	Dec. 31, 2011 Retirement Savings Plan under Section 401 (k) [Member]	Dec. 31, 2010 Retirement Savings Plan under Section 401 (k) [Member]
Defined Contribution and 401(k) (Textual) [Abstract]
Total contribution by employees	$ 0.4	$ 0.5	$ 0.8	$ 1.0	$ 2.1	$ 1.5	$ 1.0
Percentage of maximum limit for employees to contribute their cash compensation								100.00%				100.00%
Percentage of employers matching contribution								100.00%				100.00%
Percentage of employee contribution								3.00%				3.00%
Percentage of employee compensation plus matching contribution								50.00%				50.00%
Percentage of additional employee contribution								2.00%				2.00%
Total plan expenses								$ 0.5	$ 0.5	$ 1.3	$ 1.1	$ 2.0	$ 1.4	$ 0.9